Contract Costs - Schedule of Contract Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about contract costs [line items]
Contract costs	¥ 4,923	$ 707	¥ 5,632
Direct incremental costs of broadband and IPTV service [member]
Disclosure of detailed information about contract costs [line items]
Contract costs	3,079		3,785
Sales commissions [member]
Disclosure of detailed information about contract costs [line items]
Contract costs	¥ 1,844		¥ 1,847